Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	As of December 31, 2018	As of December 31, 2017
Cash	20	12
Banks	177,013	344,809
Time deposits	135,614	—
Money market funds	33,833	26,192

	$346,480	$371,013